ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
ACCOUNTS RECEIVABLE
Beginning balance	$ 1,997,310	$ 1,817,050
Additional reserve through bad debt expense	0	272,783
Bad debt write-off	0	(36,037)
Exchange difference	(78,158)	(56,486)
Ending balance	$ 1,919,152	$ 1,997,310